Shareholder Report, Holdings (Details) - C000244572	Jun. 30, 2026
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%